Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Loss) Income	$ (3,556)	$ 14,873	$ 8,158	$ (15,642)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	2,140	2,122	2,758	3,275
Amortization of debt discount and deferred financing costs	518	365	359	559
Bad debt (recovery) expense	(302)	260	260	933
Impairment of goodwill			3,104	2,969
Right of use assets depreciation	1,066	852	1,299	1,521
Stock based compensation	325	350	377	637
Forgiveness of PPP loan and related interest		(19,609)	(19,609)
Gain from sale of business				(124)
Re-measurement (loss) gain on intercompany note		219	260	(584)
Changes in operating assets and liabilities:
Accounts receivable	(6,114)	(5,343)	(3,765)	(7,314)
Prepaid expenses and other current assets	(1,854)	(289)	260	(427)
Other assets	(944)	(438)	(50)	(941)
Accounts payable and accrued expenses	(1,083)	(2,356)	(2,479)	(1,659)
Accounts payable, related party	125	(326)
Interest payable - related party			(733)	(1,598)
Other current liabilities	357	(105)	(197)	2,058
Other long-term liabilities and other	1,040	(349)	(4,636)	2,081
NET CASH USED IN OPERATING ACTIVITIES	(8,282)	(9,774)	(14,634)	(14,256)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(719)	(100)	(249)	(257)
Proceeds from disposal of business				3,300
Acquisition of business, net of cash acquired	1,395
Collection of UK factoring facility deferred purchase price	5,282	5,349	7,311	8,654
NET CASH PROVIDED BY INVESTING ACTIVITIES	5,958	5,249	7,062	11,697
CASH FLOWS FROM FINANCING ACTIVITIES:
Third party financing costs	(554)	(3,769)	(4,695)	(795)
Related-party financing costs				(488)
Proceeds from term loan	67			1,220
Repayment of term loan	(379)	(29,244)	(34,076)	(4,734)
Repayments on accounts receivable financing, net	(3,345)	(3,659)	(1,778)	(2,426)
Dividends paid to related parties		(591)	(591)	(3,333)
Redemption of Series E preferred stock, related party		(4,908)	(4,908)	(1,920)
Proceeds from sale of common stock	4,013	33,769	43,019	4,634
Proceeds from PPP loans				19,395
Proceeds from term loan - Related party		130	130
Payments made on earnouts	(160)
Proceeds from sale of Series F preferred stock		4,698	4,698
NET CASH USED IN FINANCING ACTIVITIES	(358)	(3,574)	1,799	11,553
NET DECREASE IN CASH	(2,682)	(8,099)	(5,773)	8,994
Effect of exchange rates on cash	(123)	(6)	(5)	146
Cash - Beginning of period	4,558	10,336	10,336	1,196
Cash - End of period	$ 1,753	$ 2,231	$ 4,558	$ 10,336